INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN DEBT AND EQUITY SECURITIES
Schedule of investments in debt securities

	2011	2012	2012
	RUR	RUR	$
Capital protected index-linked note (Note 11)	2,546	2,378	78.3
Puttable floating-rate note	805	—	—
Credit-linked notes	3,382	2,430	80.0
Other	—	2	0.1

Total investments in debt securities	6,733	4,810	158.4

Schedule of investments in equity securities

	2011	2012	2012
	RUR	RUR	$
Blekko Inc.	483	456	15.0
Face.com Inc	86	—	—
Seismotech LLC (Note 4)	—	35	1.2
Other	—	9	0.3

Total investments in non-marketable equity securities	569	500	16.5